Customer Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Risks And Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers

The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable, net and contract assets, net balances of 10% or greater of total accounts receivable, net and contract assets, net from external customers:

	Percentage of Total Revenues from External Customers		Percentage of Accounts Receivable, Net and Contract Assets, Net from External Customers
	Six Months Ended June 30,		June 30,	December 31,
	2020	2019	2020	2019
Customer A	39%	34%	22%	38%
Customer B	12%	—%	14%	—%
Customer C	17%	—%	12%	39%
Customer D	11%	17%	*	—%
Customer E	*	—%	13%	—%

* Less than 10%

The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable balances of 10% or greater of total accounts receivable from external customers:

	Percentage of Total Revenues from External Customers			Percentage of Accounts Receivable from External Customers
	Year Ended December 31,			December 31,
	2019	2018	2017	2019	2018
Customer A	57%	—%	—%	38%	—%
Customer B	23%	—%	—%	39%	—%

Schedule of Revenue from External Customers by Country

The following table shows revenues from external customers attributable to the country in which the revenues were derived (in thousands).  We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business.  Substantially all of our long-lived assets are located in the United States.

	Revenues from External Customers
	Year Ended December 31,
	2019	2018	2017
Spain	$451,199	$—	$—
Indonesia	154,584	—	—
United States	73,287	—	—
Total	$679,070	$—	$—